CORRECTION OF IMMATERIAL ERRORS (Narrative) (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Grant income	$ 24,000			$ 40,000			$ 163,723	$ 0
Business development	144,015			180,000			1,841,982	360,000
Accounts payable and accrued liabilities	1,030,846						966,088	731,756
Consulting fees	1,124,862			390,350			4,263,195	998,364
Prepaid expenses	607,289						230,688	134,572
Research and development expenses	83,263			255,479			1,027,203	0
Net loss	$ (4,269,131)			$ (2,653,107)			$ (16,543,616)	$ (7,908,777)
Net loss per share				$ 0.13
Correction of immaterial errors [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Business development		$ 472,500	$ 376,125		$ 376,125	$ 848,625
Accounts payable and accrued liabilities		848,625	376,125		376,125	848,625
Consulting fees		100,000				100,000
Prepaid expenses		100,000				100,000
Research and development expenses			255,479	$ 255,479
Net loss		$ 2,422,410	$ 1,934,427	$ 2,653,107	$ 4,587,534	$ 7,009,944
Net loss per share		$ 0.12	$ 0.09	$ 0.13	$ 0.23	$ 0.34